Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 30, 2023	Jan. 23, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, par or stated value per share			$ 0.0001	$ 0.0001
Proceeds from issuance of Private Placement			$ 14,520
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues			4,539
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of Private Placement	$ 2,800
Subsequent Event [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights		$ 1.75
Percentage of placement agent cash fee		7.00%
Number of common stock into which the class of warrant or right may be converted		99,785
Percentage of exercise price over issue price		125.00%
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Class of warrant or right, period from which warrants or rights exercisable			6 months
Warrants and rights outstanding, term		5 years 6 months
Subsequent Event [Member] | Purchase Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights		$ 1.4
Stock issued during period, shares, new issues		1,995,708
Number of common stock into which the class of warrant or right may be converted		1,995,708
Subsequent Event [Member] | Purchase Agreement [Member] | Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share		$ 0.0001
Subsequent Event [Member] | Purchase Agreement [Member] | Private Placement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Sale of stock, price per share		$ 1.4